Borrowings from Financial Institutions (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [abstract]
Domestic banks - Banco do brasil	$ 3,900	$ 7,001
Domestic banks - Banco santander	2,314
Domestic banks - Banco security		374
Total borrowings from domestic banks	6,214	7,375
Foreign banks - trade financing - Citibank N.A.	285,974	212,329
Foreign banks - trade financing - Bank of New York Mellon	224,812	152,828
Foreign banks - trade financing - Sumitomo Mitsui Banking	213,534	196,571
Foreign banks - trade financing - Bank of America	194,704	210,279
Foreign banks - trade financing - Bank of Wells Fargo Bank	139,845	225,087
Foreign banks - trade financing - The Bank of Nova Scotia	133,539	122,080
Foreign banks - trade financing - Zürcher Kantonalbank	78,872	55,621
Foreign banks - trade financing - Standard Chartered Bank	70,128	296
Foreign banks - trade financing - JP Morgan Chase Bank	60,150	62,557
Foreign banks - trade financing - Toronto Dominion Bank	22,556	84,056
Foreign banks - trade financing - ING Bank	10,987
Foreign banks - trade financing - Commerzbank AG	2,201	1,084
Foreign banks - trade financing - Mizuho Bank Ltd.		63,651
Foreign banks - trade financing - Others	89	24
Foreign banks - borrowings and other obligations - Wells Fargo Bank	113,377	104,637
Foreign banks - borrowings and other obligations - Citibank N.A.	6,198	15,940
Foreign banks - borrowings and other obligations - ING Bank NV	88
Foreign banks - borrowings and other obligations - Deutsche Bank AG		161
Foreign banks - borrowings and other obligations - Standard Chartered Bank		1,612
Foreign banks - borrowings and other obligations - Bank of America		486
Foreign banks - borrowings and other obligations - Others	9	85
Total borrowings from foreign banks	1,557,063	1,509,384
Chilean Central Bank
Total Borrowings from Financial Institutions	$ 1,563,277	$ 1,516,759